Segment reporting (Tables)	6 Months Ended
Jun. 30, 2019
Operating Segments [Abstract]
Segment As Adjusted EBITDA
The Chief Operating Decision Maker (“CODM”) of the Company considers there to be one reporting and operating segment, being “Frozen Foods” and is reflected in the segment presentation below for the periods presented.

		For the three months ended June 30,		For the six months ended June 30,
		2019	2018	2019	2018
	Note	€m	€m	€m	€m
Profit for the period		46.2	31.0	68.5	93.4
Taxation		12.6	10.7	30.2	29.2
Net financing costs	7	15.3	17.9	30.1	24.0
Depreciation		14.7	9.5	29.3	18.0
Amortization		2.0	1.7	4.0	3.2
EBITDA		90.8	70.8	162.1	167.8
Acquisition purchase price adjustments		—	2.1	—	2.1
Exceptional items	6	1.6	6.1	48.2	7.6
Other add-backs		5.8	9.9	10.0	14.6
Adjusted EBITDA		98.2	88.9	220.3	192.1

External Revenue by Geography
External revenue by geography

	For the three months ended June 30,		For the six months ended June 30,
	2019	2018	2019	2018
	€m	€m	€m	€m
United Kingdom	170.3	129.4	349.8	239.3
Italy	85.4	83.6	199.9	198.6
Germany	75.0	66.9	162.2	155.0
Sweden	39.6	45.0	89.1	94.5
France	41.3	41.8	84.3	85.8
Norway	27.6	28.4	59.0	59.4
Austria	24.2	20.9	54.8	50.4
Spain	19.9	18.4	39.4	38.1
Rest of Europe	54.5	53.8	117.1	106.3
Total external revenue by geography	537.8	488.2	1,155.6	1,027.4